REGULATORY FRAMEWORK (Details 1) - P E P E V I [Member]	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Generator	PEPE VI
Technology	Wind
Capacity	140 MW
Applicable regime	MATER Res. No. 281/17